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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04815

Ultra Series Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Lisa R. Lange
Madison Asset Management, LLC
Chief Legal Officer and Chief Compliance Officer

550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1. Schedule of Investments.

Ultra Series Fund
Quarterly Portfolio Holdings Report
March 31, 2015

CONSERVATIVE ALLOCATION FUND
MODERATE ALLOCATION FUND
AGGRESSIVE ALLOCATION FUND
MONEY MARKET FUND
CORE BOND FUND
HIGH INCOME FUND
DIVERSIFIED INCOME FUND
LARGE CAP VALUE FUND
LARGE CAP GROWTH FUND
MID CAP FUND
SMALL CAP FUND
INTERNATIONAL STOCK FUND
MADISON TARGET RETIREMENT 2020 FUND
MADISON TARGET RETIREMENT 2030 FUND
MADISON TARGET RETIREMENT 2040 FUND
MADISON TARGET RETIREMENT 2050 FUND

Ultra Series Fund | March 31, 2015
Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.0%
Bond Funds - 62.8%
iShares 1-3 Year Treasury Bond ETF		56,610	$4,805,057
iShares 7-10 Year Treasury Bond ETF		124,380	13,481,548
Madison Core Bond Fund Class Y (A)		3,967,035	40,662,113
Madison Corporate Bond Fund Class Y (A)		1,330,425	15,512,753
Madison High Quality Bond Fund Class Y (A)		593,594	6,577,023
Metropolitan West Total Return Bond Fund Class I		2,706,338	29,796,785
SPDR Barclays Short Term High Yield Bond ETF		185,692	5,422,206
Vanguard Short-Term Corporate Bond ETF		35,968	2,884,993

			119,142,478
Foreign Stock Funds - 7.8%
Madison NorthRoad International Fund Class Y (A)		267,475	2,939,554
SPDR S&P Emerging Asia Pacific ETF		16,452	1,448,105
Vanguard FTSE All-World ex-US ETF		106,654	5,197,249
WisdomTree Europe Hedged Equity Fund		50,664	3,350,917
WisdomTree Japan Hedged Equity Fund		33,474	1,845,087

			14,780,912
Money Market Funds - 1.2%
State Street Institutional U.S. Government Money Market Fund		2,313,229	2,313,229

Stock Funds - 28.2%
iShares Russell Mid-Cap ETF		78,121	13,524,307
Madison Investors Fund Class Y (A)		117,777	2,499,238
Madison Large Cap Growth Fund Class Y (A)		568,950	13,017,580
Madison Large Cap Value Fund Class Y (A)		919,053	15,577,952
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		328,980	5,026,807
SPDR Gold Shares *		20,680	2,350,489
Vanguard Information Technology ETF		14,116	1,503,636

			53,500,009

TOTAL INVESTMENTS - 100.0% ( Cost $177,329,519 )			189,736,628
NET OTHER ASSETS AND LIABILITIES - 0.0%			53,833

TOTAL NET ASSETS - 100.0%			$189,790,461

*	Non-income producing.
(A)	Affiliated Company.

ETF	Exchange Traded Fund.

For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015
Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.0%
Bond Funds - 38.1%
iShares 7-10 Year Treasury Bond ETF		124,074	$13,448,381
Madison Core Bond Fund Class Y (A)		4,878,371	50,003,307
Madison Corporate Bond Fund Class Y (A)		481,207	5,610,872
Madison High Quality Bond Fund Class Y (A)		309,601	3,430,383
Metropolitan West Total Return Bond Fund Class I		3,802,335	41,863,706
SPDR Barclays Short Term High Yield Bond ETF		291,129	8,500,967
Vanguard Short-Term Corporate Bond ETF		61,324	4,918,798

			127,776,414
Foreign Stock Funds - 13.5%
Madison NorthRoad International Fund Class Y (A)		967,179	10,629,302
SPDR S&P Emerging Asia Pacific ETF		47,159	4,150,935
Vanguard FTSE All-World ex-U.S. ETF		316,650	15,430,355
WisdomTree Europe Hedged Equity Fund		136,711	9,042,066
WisdomTree Japan Hedged Equity Fund		107,157	5,906,494

			45,159,152
Money Market Funds - 0.9%
State Street Institutional U.S. Government Money Market Fund		3,166,579	3,166,579

Stock Funds - 47.5%
iShares Core S&P Mid-Cap ETF		192,968	29,327,277
Madison Investors Fund Class Y (A)		785,060	16,658,964
Madison Large Cap Growth Fund Class Y (A)		1,801,958	41,228,804
Madison Large Cap Value Fund Class Y (A)		2,535,496	42,976,654
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		1,353,081	20,675,077
SPDR Gold Shares *		28,488	3,237,946
Vanguard Health Care ETF		20,093	2,723,003
Vanguard Information Technology ETF		24,811	2,642,868

			159,470,593

TOTAL INVESTMENTS - 100.0% ( Cost $297,662,804 )			335,572,738
NET OTHER ASSETS AND LIABILITIES - 0.0%			158,227

TOTAL NET ASSETS - 100.0%			$335,730,965

*	Non-income producing.
(A)	Affiliated Company.

ETF	Exchange Traded Fund.

For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015
Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.5%
Bond Funds - 17.5%
iShares 7-10 Year Treasury Bond ETF		29,078	$3,151,764
Madison Core Bond Fund Class Y (A)		982,109	10,066,614
Metropolitan West Total Return Bond Fund Class I		550,968	6,066,162
Vanguard Short-Term Corporate Bond ETF		23,107	1,853,412

			21,137,952
Foreign Stock Funds - 19.3%
Madison NorthRoad International Fund Class Y (A)		416,706	4,579,601
SPDR S&P Emerging Asia Pacific ETF		21,307	1,875,442
Vanguard FTSE All-World ex-U.S. ETF		185,845	9,056,227
WisdomTree Europe Hedged Equity Fund		76,341	5,049,194
WisdomTree Japan Hedged Equity Fund		50,646	2,791,608

			23,352,072
Money Market Funds - 1.0%
State Street Institutional U.S. Government Money Market Fund		1,199,404	1,199,404

Stock Funds - 61.7%
iShares Core S&P Mid-Cap ETF		81,188	12,338,952
Madison Investors Fund Class Y (A)		399,566	8,478,791
Madison Large Cap Growth Fund Class Y (A)		788,925	18,050,598
Madison Large Cap Value Fund Class Y (A)		1,086,875	18,422,532
Madison Mid Cap Fund Class Y (A)		147,269	1,322,477
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		669,861	10,235,479
SPDR Gold Shares *		10,331	1,174,222
Vanguard Growth ETF		16,279	1,702,946
Vanguard Health Care ETF		9,661	1,309,259
Vanguard Information Technology ETF		15,018	1,599,717

			74,634,973

TOTAL INVESTMENTS - 99.5% ( Cost $103,246,342 )			120,324,401
NET OTHER ASSETS AND LIABILITIES - 0.5%			654,143

TOTAL NET ASSETS - 100.0%			$120,978,544

*	Non-income producing.
(A)	Affiliated Company.

ETF	Exchange Traded Fund.

For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015
Money Market Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 95.4%
Fannie Mae - 20.6%
0.051%, 4/1/15 (A)	$940,000	$940,000
0.124%, 4/6/15 (A)	523,000	522,991
5.000%, 4/15/15	1,200,000	1,202,280
0.096%, 4/22/15 (A)	100,000	99,995
0.091%, 5/13/15 (A)	200,000	199,979
0.101%, 5/18/15 (A)	500,000	499,935

		3,465,180
Federal Farm Credit Bank - 12.7%
5.050%, 4/6/15	200,000	200,137
0.350%, 6/1/15	115,000	115,049
4.450%, 6/1/15	75,000	75,550
0.190%, 6/4/15	1,025,000	1,025,167
0.091%, 6/26/15 (A)	500,000	499,892
0.350%, 7/30/15	225,000	225,153

		2,140,948
Federal Home Loan Bank - 24.3%
0.112%, 4/1/15 (A)	200,000	200,000
0.036%, 4/8/15 (A)	300,000	299,998
0.071%, 4/9/15 (A)	800,000	799,988
0.106%, 4/10/15 (A)	600,000	599,984
0.101%, 4/27/15 (A)	700,000	699,949
0.071%, 5/15/15 (A)	200,000	199,983
0.078%, 5/20/15 (A)	1,300,000	1,299,868

		4,099,770
Freddie Mac - 22.4%
0.041%, 4/1/15 (A)	105,000	105,000
0.101%, 4/10/15 (A)	200,000	199,995
0.086%, 4/14/15 (A)	500,000	499,985
0.500%, 4/17/15	742,000	742,133
0.071%, 5/4/15 (A)	700,000	699,955
0.137%, 5/6/15 (A)	400,000	399,947
0.091%, 6/17/15 (A)	412,000	411,921
4.375%, 7/17/15	700,000	708,701

		3,767,637
U.S. Treasury Notes - 15.4%
2.500%, 4/30/15	1,500,000	1,502,970
0.250%, 5/31/15	400,000	400,132
0.375%, 6/30/15	700,000	700,586

		2,603,688

Total U.S. Government and Agency Obligations ( Cost $16,077,223 )		16,077,223
	Shares
INVESTMENT COMPANIES - 4.3%
State Street Institutional U.S. Government Money Market Fund	728,126	728,126

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015
Money Market Fund Portfolio of Investments (unaudited)

Total Investment Companies ( Cost $728,126 )		728,126

TOTAL INVESTMENTS - 99.7% ( Cost $16,805,349 )		16,805,349
NET OTHER ASSETS AND LIABILITIES - 0.3%		44,763

TOTAL NET ASSETS - 100.0%		$16,850,112

(A)	Rate noted represents annualized yield at time of purchase.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015
Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 1.9%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30	$652,045	$680,792
CarMax Auto Owner Trust, Series 2015-1, Class A2, 0.88%, 3/15/18	1,000,000	1,000,673
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	775,000	775,579
GreatAmerica Leasing Receivables, Series 2015-1, Class A2 (B) (C), 1.12%, 6/20/17	500,000	500,702
Hyundai Auto Receivables Trust, Series 2014-A, Class A3, 0.79%, 7/16/18	175,000	174,924
John Deere Owner Trust, Series 2014-B, Class A2A, 0.54%, 7/17/17	900,000	899,564
Volkswagen Auto Lease Trust, Series 2014-A, Class A3, 0.8%, 4/20/17	845,000	844,982

Total Asset Backed Securities ( Cost $4,865,102 )		4,877,216
COMMERCIAL MORTGAGE-BACKED SECURITY - 0.4%
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A4, 5.399%, 5/15/45	1,045,162	1,089,066

Total Commercial Mortgage-Backed Securities ( Cost $1,095,402 )		1,089,066
CORPORATE NOTES AND BONDS - 31.1%
Consumer Discretionary - 4.2%
AARP, Inc. (B) (C), 7.5%, 5/1/31	2,000,000	2,842,296
Advance Auto Parts Inc., 4.5%, 12/1/23	1,000,000	1,072,311
Amazon.com Inc., 3.3%, 12/5/21	600,000	624,019
AutoZone Inc., 1.3%, 1/13/17	1,500,000	1,502,917
DR Horton Inc., 3.75%, 3/1/19	475,000	480,938
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34	2,000,000	2,568,820
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	253,000	259,325
Intelsat Jackson Holding SA (D), 5.5%, 8/1/23	450,000	424,688
Priceline Group Inc./The, 3.65%, 3/15/25	300,000	305,301
Sirius XM Radio Inc. (B) (C), 6%, 7/15/24	350,000	367,500
Toll Brothers Finance Corp., 4%, 12/31/18	500,000	513,750

		10,961,865
Consumer Staples - 0.4%
Costco Wholesale Corp., 2.25%, 2/15/22	800,000	798,185
JM Smucker Co./The (B) (C), 3.5%, 3/15/25	300,000	308,404

		1,106,589
Energy - 4.0%
Access Midstream Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	450,000	453,375
Antero Resources Corp. (B) (C), 5.625%, 6/1/23	300,000	297,000
Energy Transfer Partners L.P., 4.15%, 10/1/20	1,500,000	1,574,722
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas Inc., 6.75%, 2/1/22	1,250,000	1,325,000
Helmerich & Payne International Drilling Co. (B) (C), 4.65%, 3/15/25	400,000	414,246
Hess Corp., 7.875%, 10/1/29	960,000	1,239,828
Transocean Inc. (D), 7.5%, 4/15/31	2,000,000	1,500,000
Valero Energy Corp., 7.5%, 4/15/32	2,000,000	2,598,922
Williams Cos. Inc./The, 4.55%, 6/24/24	950,000	920,087

		10,323,180
Financials - 7.2%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust (B) (C) (D), 3.75%, 5/15/19	400,000	401,876
Affiliated Managers Group Inc., 4.25%, 2/15/24	1,500,000	1,601,592
Air Lease Corp., 3.875%, 4/1/21	500,000	515,000
Air Lease Corp., 3.75%, 2/1/22	700,000	711,350
American International Group Inc., 3.875%, 1/15/35	800,000	804,002

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015
Core Bond Fund Portfolio of Investments (unaudited)

Apollo Management Holdings L.P. (B) (C), 4%, 5/30/24	750,000	771,459
Fifth Third Bancorp, 2.3%, 3/1/19	500,000	506,028
General Electric Capital Corp., MTN, 3.35%, 10/17/16	2,000,000	2,079,948
Glencore Funding LLC (B) (C), 3.125%, 4/29/19	525,000	536,917
Goldman Sachs Group Inc./The, 2.625%, 1/31/19	1,500,000	1,532,499
HCP Inc., MTN, 6.7%, 1/30/18	1,000,000	1,130,304
Health Care REIT Inc., 4.5%, 1/15/24	1,000,000	1,073,679
Huntington National Bank/The, 2.4%, 4/1/20	1,000,000	1,007,562
JPMorgan Chase & Co., 3.125%, 1/23/25	900,000	902,640
Lehman Brothers Holdings Inc. * (E), 5.75%, 1/3/17	3,135,000	314
Liberty Mutual Group Inc. (B) (C), 4.25%, 6/15/23	1,000,000	1,065,133
Morgan Stanley, 2.65%, 1/27/20	1,000,000	1,013,922
Senior Housing Properties Trust, 3.25%, 5/1/19	500,000	507,817
Synchrony Financial, 3.75%, 8/15/21	1,100,000	1,140,704
UBS AG/Stamford CT (D), 5.75%, 4/25/18	366,000	409,403
Wells Fargo & Co., MTN, 3%, 2/19/25	1,000,000	1,004,300

		18,716,449
Health Care - 3.5%
Actavis Funding SCS (D), 4.55%, 3/15/35	435,000	453,408
Eli Lilly & Co., 6.57%, 1/1/16	1,000,000	1,045,541
Forest Laboratories Inc. (B) (C), 5%, 12/15/21	250,000	277,989
HCA Inc., 3.75%, 3/15/19	500,000	506,720
Laboratory Corp. of America Holdings, 3.6%, 2/1/25	800,000	803,265
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	2,000,000	2,626,432
Quest Diagnostics Inc., 5.45%, 11/1/15	2,000,000	2,057,420
Wyeth LLC, 6.5%, 2/1/34	1,000,000	1,359,216

		9,129,991
Industrials - 4.6%
ADT Corp./The, 4.125%, 4/15/19	475,000	483,906
Boeing Co./The, 8.625%, 11/15/31	760,000	1,216,378
Boeing Co./The, 6.875%, 10/15/43	1,380,000	2,039,461
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	2,000,000	2,515,710
Lockheed Martin Corp., 7.65%, 5/1/16	1,450,000	1,557,064
Lockheed Martin Corp., 2.9%, 3/1/25	300,000	302,160
Norfolk Southern Corp., 5.59%, 5/17/25	1,268,000	1,522,064
Norfolk Southern Corp., 7.05%, 5/1/37	1,400,000	1,986,072
United Rentals North America Inc., 4.625%, 7/15/23	350,000	353,938

		11,976,753
Information Technology - 1.0%
Apple Inc., 2.4%, 5/3/23	1,000,000	987,721
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	1,000,000	1,059,049
First Data Corp. (B) (C), 7.375%, 6/15/19	500,000	522,500

		2,569,270
Materials - 1.1%
Westvaco Corp., 8.2%, 1/15/30	1,000,000	1,412,340
Weyerhaeuser Co., 7.375%, 3/15/32	1,000,000	1,343,498

		2,755,838
Telecommunication Services - 1.5%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	1,500,000	2,182,382
Verizon Communications Inc., 3.45%, 3/15/21	500,000	522,923
Verizon Communications Inc., 5.15%, 9/15/23	626,000	717,699
Verizon Communications Inc., 4.4%, 11/1/34	300,000	305,596

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015
Core Bond Fund Portfolio of Investments (unaudited)

		3,728,600
Utilities - 3.6%
Indianapolis Power & Light Co. (B) (C), 6.05%, 10/1/36	1,000,000	1,374,770
Interstate Power & Light Co., 6.25%, 7/15/39	1,925,000	2,744,628
Sierra Pacific Power Co., Series M, 6%, 5/15/16	1,250,000	1,322,733
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17	1,165,000	1,255,639
Wisconsin Electric Power Co., 6.5%, 6/1/28	2,000,000	2,653,292

		9,351,062

Total Corporate Notes and Bonds ( Cost $76,014,004 )		80,619,597
LONG TERM MUNICIPAL BONDS - 2.0%
General - 2.0%
County of Bexar TX, General Obligation, Series C, 6.628%, 6/15/39	1,000,000	1,145,910
East Baton Rouge Sewerage Commission Revenue, 6.087%, 2/1/45	1,000,000	1,129,010
State of Iowa Revenue, 6.75%, 6/1/34	1,000,000	1,157,780
Tulsa OK Public Facilities Authority Revenue, Series B, 6.6%, 11/15/29	1,000,000	1,124,320
West Contra Costa Unified School District, General Obligation, 8.46%, 8/1/34	500,000	608,570

		5,165,590

Total Long Term Municipal Bonds ( Cost $5,158,716 )		5,165,590
MORTGAGE BACKED SECURITIES - 23.1%
Fannie Mae - 15.1%
5.5%, 4/1/16 Pool # 745444	102,362	107,600
6%, 5/1/16 Pool # 582558	8,570	8,707
5.5%, 9/1/17 Pool # 657335	33,002	34,691
5.5%, 2/1/18 Pool # 673194	128,361	134,929
5%, 5/1/20 Pool # 813965	525,175	567,300
4.5%, 9/1/20 Pool # 835465	384,293	405,576
6%, 5/1/21 Pool # 253847	84,534	96,617
3.5%, 8/1/29 Pool # MA2003	1,779,090	1,889,167
7%, 12/1/29 Pool # 762813	74,130	82,268
7%, 11/1/31 Pool # 607515	49,877	59,466
6.5%, 3/1/32 Pool # 631377	89,635	102,909
7%, 5/1/32 Pool # 644591	21,885	24,715
6.5%, 6/1/32 Pool # 545691	563,003	651,948
5.5%, 4/1/33 Pool # 690206	576,907	649,312
5%, 10/1/33 Pool # 254903	964,902	1,082,082
5.5%, 11/1/33 Pool # 555880	771,691	874,239
5%, 6/1/34 Pool # 778891	220,446	245,351
7%, 7/1/34 Pool # 792636	40,293	42,284
4%, 2/1/35 Pool # MA2177	2,580,977	2,785,931
5%, 8/1/35 Pool # 829670	810,432	901,298
5%, 9/1/35 Pool # 820347	1,019,903	1,156,093
5%, 9/1/35 Pool # 835699	975,813	1,104,778
5.5%, 9/25/35 Series 2005-79	933,279	1,052,881
5%, 11/1/35 Pool # 844809	358,359	398,734
5%, 12/1/35 Pool # 850561	407,730	453,481
5.5%, 10/1/36 Pool # 901723	1,082,712	1,218,927
6.5%, 10/1/36 Pool # 894118	453,746	520,943
6%, 11/1/36 Pool # 902510	891,409	1,030,994
5.5%, 5/1/37 Pool # 928292	544,816	621,629
6%, 10/1/37 Pool # 947563	944,766	1,093,919
6.5%, 8/1/38 Pool # 987711	1,439,886	1,759,989

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015
Core Bond Fund Portfolio of Investments (unaudited)

5.5%, 4/1/40 Pool # AD0926	2,206,352	2,486,745
4.5%, 8/1/40 Pool # AD8243	671,781	735,354
4%, 1/1/41 Pool # AB2080	2,517,726	2,715,725
4%, 9/1/41 Pool # AJ1406	2,390,840	2,560,830
3.5%, 6/1/42 Pool # AO4136	2,780,523	2,924,380
4%, 6/1/42 Pool # MA1087	752,557	805,966
3.5%, 8/1/42 Pool # AP2133	1,137,842	1,196,718
3.5%, 9/1/42 Pool # AB6228	1,838,553	1,934,545
4%, 12/1/44 Pool # MA2127	769,961	824,232
4.5%, 2/1/45 Pool # MA2193	1,760,071	1,929,941

		39,273,194
Freddie Mac - 7.9%
5%, 5/1/18 Pool # E96322	273,827	287,659
3%, 8/1/27 Pool # J19899	2,325,558	2,450,775
8%, 6/1/30 Pool # C01005	26,640	32,930
7%, 3/1/31 Pool # C48129	112,639	121,009
5%, 7/1/33 Pool # A11325	702,317	786,173
5.5%, 11/1/34 Pool # A28282	1,398,910	1,584,594
5%, 4/1/35 Pool # A32314	197,872	219,157
5%, 4/1/35 Pool # A32315	393,979	440,605
5%, 4/1/35 Pool # A32316	516,902	578,869
5%, 4/1/35 Pool # A32509	145,053	160,700
5%, 1/1/37 Pool # A56371	635,089	704,144
5%, 2/1/39 Pool # G05572	891,802	991,372
4%, 10/1/41 Pool # Q04092	1,219,015	1,313,725
3%, 9/1/42 Pool # C04233	3,077,429	3,147,264
3%, 4/1/43 Pool # V80025	2,683,814	2,744,451
3%, 4/1/43 Pool # V80026	2,695,292	2,755,876
4%, 1/1/45 Pool # G08624	1,987,282	2,124,565

		20,443,868
Ginnie Mae - 0.1%
8%, 10/20/15 Pool # 2995	2,204	2,210
6.5%, 2/20/29 Pool # 2714	89,984	107,482
6.5%, 4/20/31 Pool # 3068	62,097	74,975

		184,667

Total Mortgage Backed Securities ( Cost $57,059,154 )		59,901,729
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 40.2%
Federal Farm Credit Bank - 1.6%
5.875%, 10/3/16	4,000,000	4,314,760

Federal Home Loan Bank - 0.8%
0.625%, 11/27/18	2,000,000	2,003,346

U.S. Treasury Bonds - 5.9%
6.625%, 2/15/27	6,600,000	9,794,294
4.500%, 5/15/38	4,000,000	5,444,064

		15,238,358
U.S. Treasury Notes - 31.9%
4.250%, 8/15/15	4,000,000	4,061,564
3.250%, 12/31/16	8,000,000	8,383,752

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015
Core Bond Fund Portfolio of Investments (unaudited)

0.875%, 1/31/17		2,500,000	2,516,405
3.125%, 1/31/17		4,000,000	4,190,000
2.375%, 7/31/17		5,250,000	5,457,538
0.750%, 10/31/17		7,000,000	6,999,454
4.250%, 11/15/17		9,100,000	9,921,839
2.750%, 2/15/19		8,250,000	8,741,774
3.375%, 11/15/19		13,000,000	14,195,389
2.625%, 11/15/20		6,500,000	6,886,445
2.000%, 11/15/21		7,500,000	7,668,165
2.750%, 11/15/23		3,500,000	3,753,204

			82,775,529

Total U.S. Government and Agency Obligations ( Cost $97,302,681 )			104,331,993
		Shares
SHORT-TERM INVESTMENTS - 1.2%
State Street Institutional U.S. Government Money Market Fund		3,069,570	3,069,570

Total Short-Term Investments ( Cost $3,069,570 )			3,069,570

TOTAL INVESTMENTS - 99.9% ( Cost $244,564,629 )			259,054,761
NET OTHER ASSETS AND LIABILITIES - 0.1%			277,807

TOTAL NET ASSETS - 100.0%			$259,332,568

*	Non-income producing.
(A)	Floating rate or variable rate note. Rate shown is as of March 31, 2015.
(B)
Security sold within terms of a private placement memorandum exempt from registration under rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(C)	Illiquid security (See Note 2).
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.2% of total net assets.
(E)	In default. Issuer is bankrupt.

MTN	Medium Term Note.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015
High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 96.4%
Consumer Discretionary - 23.9%
Burger King (A) (B), 6%, 4/1/22	$400,000	$414,000
Cablevision Systems Corp., 5.875%, 9/15/22	100,000	104,750
Cequel Communications Holdings I LLC / Cequel Capital Corp. (A), 6.375%, 9/15/20	200,000	210,750
Cumulus Media Holdings Inc., 7.75%, 5/1/19	400,000	392,000
DISH DBS Corp., 5.125%, 5/1/20	500,000	503,750
DISH DBS Corp., 5.875%, 11/15/24	100,000	100,125
Goodyear Tire & Rubber Co., 7%, 5/15/22	500,000	547,500
Gray Television Inc., 7.5%, 10/1/20	400,000	421,000
Hanesbrands Inc., 6.375%, 12/15/20	250,000	265,312
Jo-Ann Stores Inc. (A), 8.125%, 3/15/19	300,000	300,750
Lamar Media Corp., 5.875%, 2/1/22	500,000	526,250
Lear Corp., 5.25%, 1/15/25	200,000	204,000
Levi Strauss & Co., 7.625%, 5/15/20	175,000	182,000
Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 4/1/23	400,000	420,000
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 2/15/24	500,000	523,750
Penske Automotive Group Inc., 5.75%, 10/1/22	250,000	262,500
Pinnacle Entertainment Inc., 8.75%, 5/15/20	300,000	315,375
Pinnacle Entertainment Inc., 7.5%, 4/15/21	200,000	211,000
Scientific Games International Inc., 6.25%, 9/1/20	300,000	223,500
Sinclair Television Group Inc., 5.375%, 4/1/21	150,000	153,938
Sinclair Television Group Inc., 6.125%, 10/1/22	250,000	261,925
Sirius XM Radio Inc. (A), 5.875%, 10/1/20	250,000	260,625
Sirius XM Radio Inc. (A), 4.625%, 5/15/23	250,000	240,625
Univision Communications Inc. (A), 6.75%, 9/15/22	452,000	484,770
UPCB Finance V Ltd. (A) (B), 6.875%, 1/15/22	350,000	373,625
Viking Cruises Ltd. (A) (B), 8.5%, 10/15/22	400,000	445,000
WMG Acquisition Corp. (A), 6.75%, 4/15/22	400,000	379,000

		8,727,820
Consumer Staples - 3.6%
Dole Food Co. Inc. (A), 7.25%, 5/1/19	500,000	507,500
First Quality Finance Co. Inc. (A), 4.625%, 5/15/21	400,000	377,000
Post Holdings Inc. (A), 6%, 12/15/22	200,000	193,000
Rite Aid Corp. (A), 6.125%, 4/1/23	250,000	256,250

		1,333,750
Energy - 9.0%
American Energy-Permian Basin LLC / AEPB Finance Corp. (A) (C), 6.752%, 8/1/19	250,000	190,000
Berry Petroleum Co. LLC, 6.375%, 9/15/22	250,000	194,375
California Resources Corp. (A), 6%, 11/15/24	550,000	482,625
Chaparral Energy Inc., 8.25%, 9/1/21	500,000	345,000
Endeavor Energy Resources L.P. / EER Finance Inc. (A) (D), 7%, 8/15/21	400,000	386,000
Hornbeck Offshore Services Inc., 5.875%, 4/1/20	400,000	344,000
Jupiter Resources Inc. (A) (B), 8.5%, 10/1/22	200,000	164,000
Memorial Production Partners L.P. / Memorial Production Finance Corp. (A), 6.875%, 8/1/22	250,000	221,250
Rice Energy Inc., 6.25%, 5/1/22	500,000	487,500
RSP Permian Inc. (A), 6.625%, 10/1/22	250,000	251,250
Unit Corp., 6.625%, 5/15/21	250,000	235,000

		3,301,000
Financials - 3.4%
Ally Financial Inc., 3.75%, 11/18/19	400,000	395,500
Felcor Lodging L.P., 6.75%, 6/1/19	450,000	466,875

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015
High Income Fund Portfolio of Investments (unaudited)

Iron Mountain Inc., 6%, 8/15/23	200,000	210,500
Iron Mountain Inc., 5.75%, 8/15/24	150,000	151,875

		1,224,750
Health Care - 9.0%
Acadia Healthcare Co. Inc., 5.125%, 7/1/22	500,000	500,625
Air Medical Group Holdings Inc., 9.25%, 11/1/18	267,000	280,684
CHS/Community Health Systems Inc., 6.875%, 2/1/22	250,000	267,187
Endo Finance LLC / Endo Finco Inc. (A), 7%, 12/15/20	500,000	521,250
Grifols Worldwide Operations Ltd. (A) (B), 5.25%, 4/1/22	250,000	254,063
Mallinckrodt International Finance S.A. (B), 4.75%, 4/15/23	300,000	285,750
MPH Acquisition Holdings LLC (A), 6.625%, 4/1/22	200,000	207,250
Par Pharmaceutical Cos. Inc., 7.375%, 10/15/20	200,000	211,000
Surgical Care Affiliates Inc. (A), 6%, 4/1/23	250,000	251,875
Valeant Pharmaceuticals International Inc. (A) (B), 5.625%, 12/1/21	400,000	406,000
VRX Escrow Corp. (A) (B), 6.125%, 4/15/25	100,000	103,500

		3,289,184
Industrials - 18.2%
ACCO Brands Corp., 6.75%, 4/30/20	300,000	314,250
Allison Transmission Inc. (A), 7.125%, 5/15/19	50,000	52,100
Ashtead Capital Inc. (A), 6.5%, 7/15/22	500,000	532,500
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (A), 5.25%, 3/15/25	250,000	248,750
Bombardier Inc. (A) (B), 6.125%, 1/15/23	350,000	330,750
Building Materials Corp. of America (A), 5.375%, 11/15/24	250,000	253,750
Clean Harbors Inc., 5.125%, 6/1/21	150,000	152,616
Covanta Holding Corp., 5.875%, 3/1/24	500,000	517,500
FTI Consulting Inc., 6%, 11/15/22	500,000	525,635
Gardner Denver Inc. (A), 6.875%, 8/15/21	250,000	225,000
Gates Global LLC / Gates Global Co. (A), 6%, 7/15/22	450,000	424,687
Griffon Corp., 5.25%, 3/1/22	500,000	493,300
Hertz Corp./The, 5.875%, 10/15/20	450,000	462,375
Kratos Defense & Security Solutions Inc., 7%, 5/15/19	400,000	349,000
Nielsen Finance LLC / Nielsen Finance Co. (A), 5%, 4/15/22	350,000	352,188
Nortek Inc., 8.5%, 4/15/21	250,000	267,500
TransDigm Inc., 5.5%, 10/15/20	200,000	197,500
United Rentals North America Inc., 8.25%, 2/1/21	175,000	189,000
United Rentals North America Inc., 7.625%, 4/15/22	250,000	273,500
USG Corp. (A), 5.5%, 3/1/25	250,000	255,000
West Corp. (A), 5.375%, 7/15/22	250,000	244,375

		6,661,276
Information Technology - 6.5%
Alliance Data Systems Corp. (A), 6.375%, 4/1/20	400,000	414,000
Belden Inc. (A), 5.5%, 9/1/22	500,000	512,500
CommScope Holding Co. Inc. (A), 6.625%, 6/1/20	250,000	256,250
Hughes Satellite Systems Corp., 6.5%, 6/15/19	250,000	271,250
Syniverse Holdings Inc., 9.125%, 1/15/19	300,000	295,500
Telesat Canada / Telesat LLC (A) (B), 6%, 5/15/17	300,000	305,850
ViaSat Inc., 6.875%, 6/15/20	300,000	316,125

		2,371,475
Materials - 8.4%
ArcelorMittal (B), 6%, 8/5/20	300,000	318,375
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. (A) (B), 9.125%, 10/15/20	300,000	319,500
Boise Cascade Co. (D), 6.375%, 11/1/20	600,000	631,500
INEOS Group Holdings S.A. (A) (B), 6.125%, 8/15/18	200,000	201,000
Polymer Group Inc., 7.75%, 2/1/19	450,000	466,875

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015
High Income Fund Portfolio of Investments (unaudited)

Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20		400,000	413,500
Sealed Air Corp. (A), 5.125%, 12/1/24		400,000	414,000
Tronox Finance LLC, 6.375%, 8/15/20		300,000	293,250

			3,058,000
Telecommunication Services - 7.8%
Altice S.A. (A) (B), 7.625%, 2/15/25		400,000	400,750
CenturyLink Inc., 5.625%, 4/1/20		200,000	210,000
GCI Inc. (A), 6.875%, 4/15/25		250,000	251,875
Intelsat Luxembourg S.A. (B), 7.75%, 6/1/21		250,000	230,625
SBA Telecommunications Inc., 5.75%, 7/15/20		300,000	315,375
Softbank Corp. (A) (B), 4.5%, 4/15/20		250,000	255,313
Sprint Communications Inc., 7%, 8/15/20		300,000	304,687
Sprint Corp., 7.125%, 6/15/24		150,000	146,250
Sprint Corp., 7.625%, 2/15/25		100,000	99,500
T-Mobile USA Inc., 6.633%, 4/28/21		300,000	314,250
T-Mobile USA Inc., 6.375%, 3/1/25		100,000	103,190
Windstream Corp., 6.375%, 8/1/23		250,000	224,375

			2,856,190
Utilities - 6.6%
AES Corp., 5.5%, 4/15/25		200,000	197,000
AmeriGas Finance LLC / AmeriGas Finance Corp., 7%, 5/20/22		250,000	268,125
AmeriGas Partners L.P. / AmeriGas Finance Corp., 6.25%, 8/20/19		500,000	518,750
Dynegy Finance I Inc. / Dynegy Finance II Inc. (A), 7.625%, 11/1/24		150,000	157,125
Ferrellgas L.P. / Ferrellgas Finance Corp., 6.75%, 1/15/22		400,000	407,000
NRG Energy Inc., 6.25%, 5/1/24		200,000	201,500
Suburban Propane Partners L.P. / Suburban Energy Finance Corp., 7.375%, 8/1/21		226,999	244,024
TerraForm Power Operating LLC (A), 5.875%, 2/1/23		400,000	415,000

			2,408,524

Total Corporate Notes and Bonds ( Cost $35,146,601 )			35,231,969
		Shares
SHORT-TERM INVESTMENTS - 4.0%
State Street Institutional U.S. Government Money Market Fund		1,460,159	1,460,159

Total Short-Term Investments ( Cost $1,460,159 )			1,460,159

TOTAL INVESTMENTS - 100.4% ( Cost $36,606,760 )			36,692,128
NET OTHER ASSETS AND LIABILITIES - (0.4%)			(141,842)

TOTAL NET ASSETS - 100.0%			$36,550,286

(A)
Security sold within terms of a private placement memorandum exempt from registration under rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 13.2% of total net assets.
(C)	Floating rate or variable rate note. Rate shown is as of March 31, 2015.
(D)	Illiquid security (See Note 2).

PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015
Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 53.7%
Consumer Discretionary - 4.7%
Home Depot Inc./The	39,500	$4,487,595
McDonald's Corp.	67,500	6,577,200
Omnicom Group Inc.	28,000	2,183,440
Time Warner Inc.	42,500	3,588,700

		16,836,935
Consumer Staples - 9.1%
Coca-Cola Co./The	109,500	4,440,225
General Mills Inc.	81,500	4,612,900
JM Smucker Co./The	27,000	3,124,710
Mondelez International Inc., Class A	80,500	2,905,245
Nestle S.A., ADR	63,500	4,776,508
PepsiCo Inc.	36,500	3,490,130
Procter & Gamble Co./The	74,500	6,104,530
Wal-Mart Stores Inc.	38,000	3,125,500

		32,579,748
Energy - 5.1%
Chevron Corp.	58,500	6,141,330
ConocoPhillips	28,000	1,743,280
Exxon Mobil Corp.	65,000	5,525,000
Occidental Petroleum Corp.	21,500	1,569,500
Schlumberger Ltd.	40,000	3,337,600

		18,316,710
Financials - 7.8%
BB&T Corp.	79,000	3,080,210
MetLife Inc.	58,000	2,931,900
Northern Trust Corp.	34,500	2,402,925
Travelers Cos. Inc./The	75,000	8,109,750
US Bancorp	121,000	5,284,070
Wells Fargo & Co.	113,000	6,147,200

		27,956,055
Health Care - 10.2%
Amgen Inc.	18,500	2,957,225
Baxter International Inc.	43,000	2,945,500
Johnson & Johnson	65,000	6,539,000
Medtronic PLC	78,500	6,122,215
Merck & Co. Inc.	83,000	4,770,840
Novartis AG, ADR	24,000	2,366,640
Pfizer Inc.	213,000	7,410,270
Quest Diagnostics Inc.	46,000	3,535,100

		36,646,790
Industrials - 6.8%
3M Co.	20,000	3,299,000
Boeing Co./The	43,000	6,453,440
General Electric Co.	124,500	3,088,845
United Parcel Service Inc., Class B	51,000	4,943,940
United Technologies Corp.	37,000	4,336,400
Waste Management Inc.	42,500	2,304,775

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015
Diversified Income Fund Portfolio of Investments (unaudited)

		24,426,400
Information Technology - 6.4%
Accenture PLC, Class A	64,000	5,996,160
Automatic Data Processing Inc.	25,000	2,141,000
Intel Corp.	79,000	2,470,330
Linear Technology Corp.	54,000	2,527,200
Microsoft Corp.	94,500	3,841,898
Oracle Corp.	58,000	2,502,700
QUALCOMM Inc.	51,500	3,571,010

		23,050,298
Materials - 0.8%
Praxair Inc.	25,000	3,018,500

Telecommunication Service - 1.7%
Verizon Communications Inc.	125,000	6,078,750

Utilities - 1.1%
Duke Energy Corp.	51,000	3,915,780

Total Common Stocks ( Cost $136,337,061 )		192,825,966
	Par Value
ASSET BACKED SECURITIES - 1.4%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30	$599,648	626,086
Ally Master Owner Trust, Series 2014-4, Class A2, 1.43%, 6/17/19	550,000	551,683
CarMax Auto Owner Trust, Series 2015-1, Class A2, 0.88%, 3/15/18	750,000	750,505
CNH Equipment Trust, Series 2014-A, Class A3, 0.84%, 5/15/19	400,000	399,834
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	500,000	500,373
Hyundai Auto Receivables Trust, Series 2014-A, Class A3, 0.79%, 7/16/18	200,000	199,913
Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A4, 0.9%, 12/16/19	725,000	725,309
Santander Drive Auto Receivables Trust, Series 2012-6, Class B, 1.33%, 5/15/17	152,536	152,614
Santander Drive Auto Receivables Trust, Series 2013-3 Class B, 1.19%, 5/15/18	250,000	250,066
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25%, 6/17/19	500,000	505,631
Volkswagen Auto Lease Trust, Series 2014-A, Class A3, 0.8%, 4/20/17	250,000	249,995
Volvo Financial Equipment LLC, Series 2014-1A, Class A3 (B) (C), 0.82%, 4/16/18	250,000	249,510

Total Asset Backed Securities ( Cost $5,152,401 )		5,161,519
COMMERCIAL MORTGAGE-BACKED SECURITY - 0.2%
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A (A), 5.23%, 9/15/42	615,808	617,635

Total Commercial Mortgage-Backed Securities ( Cost $641,501 )		617,635
CORPORATE NOTES AND BONDS - 14.9%
Consumer Discretionary - 2.0%
AARP, Inc. (B) (C), 7.5%, 5/1/31	2,000,000	2,842,296
ERAC USA Finance LLC (B) (C), 6.7%, 6/1/34	1,850,000	2,376,158
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	450,000	461,250
Royal Caribbean Cruises Ltd. (D), 7.25%, 6/15/16	1,600,000	1,700,000

		7,379,704
Consumer Staples - 0.1%
Sysco Corp., 4.35%, 10/2/34	300,000	315,170

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015
Diversified Income Fund Portfolio of Investments (unaudited)

Energy - 2.0%
Access Midstream Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	750,000	755,625
Antero Resources Corp. (B) (C), 5.625%, 6/1/23	200,000	198,000
ConocoPhillips, 6.65%, 7/15/18	1,500,000	1,741,554
Energy Transfer Partners L.P., 4.15%, 10/1/20	600,000	629,889
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas Inc., 6.75%, 2/1/22	500,000	530,000
Hess Corp., 7.875%, 10/1/29	1,150,000	1,485,210
Transocean Inc. (D), 6%, 3/15/18	750,000	706,875
Transocean Inc. (D), 7.5%, 4/15/31	1,030,000	772,500
Williams Cos. Inc./The, 4.55%, 6/24/24	450,000	435,831

		7,255,484
Financials - 1.7%
Air Lease Corp., 3.75%, 2/1/22	500,000	508,107
American Express Credit Corp., MTN, 2.375%, 3/24/17	450,000	462,072
Goldman Sachs Group Inc./The, 2.625%, 1/31/19	975,000	996,124
HCP Inc., MTN, 6.7%, 1/30/18	1,100,000	1,243,335
HCP Inc., 3.4%, 2/1/25	350,000	341,426
Health Care REIT Inc., 4.5%, 1/15/24	725,000	778,417
Huntington National Bank/The, 2.2%, 4/1/19	1,200,000	1,206,871
Lehman Brothers Holdings Inc. * (E), 5.75%, 1/3/17	1,735,000	174
Synchrony Financial, 3.75%, 8/15/21	600,000	622,202

		6,158,728
Health Care - 2.9%
AbbVie Inc., 2%, 11/6/18	1,200,000	1,199,255
Actavis Funding SCS, 4.75%, 3/15/45	300,000	318,857
Amgen Inc., 5.85%, 6/1/17	2,000,000	2,197,342
Eli Lilly & Co., 6.57%, 1/1/16	1,200,000	1,254,649
Genentech Inc., 5.25%, 7/15/35	740,000	932,946
HCA Inc., 3.75%, 3/15/19	300,000	304,032
Quest Diagnostics Inc., 5.45%, 11/1/15	1,500,000	1,543,065
UnitedHealth Group Inc., 2.875%, 3/15/23	1,000,000	1,024,366
Wyeth LLC, 6.5%, 2/1/34	1,100,000	1,495,138

		10,269,650
Industrials - 1.9%
Boeing Co./The, 8.625%, 11/15/31	350,000	560,174
Boeing Co./The, 6.875%, 10/15/43	620,000	916,280
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	1,365,000	1,716,972
Lockheed Martin Corp., 7.65%, 5/1/16	780,000	837,593
Norfolk Southern Corp., 5.59%, 5/17/25	957,000	1,148,750
Norfolk Southern Corp., 7.05%, 5/1/37	1,050,000	1,489,554

		6,669,323
Information Technology - 0.6%
Cisco Systems Inc., 5.5%, 2/22/16	960,000	1,002,096
First Data Corp. (B) (C), 7.375%, 6/15/19	450,000	470,250
Thomson Reuters Corp. (D), 4.3%, 11/23/23	600,000	645,018

		2,117,364
Materials - 0.4%
Westvaco Corp., 8.2%, 1/15/30	1,025,000	1,447,649

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015
Diversified Income Fund Portfolio of Investments (unaudited)

Telecommunication Services - 1.1%
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	1,780,000	2,589,759
Verizon Communications Inc., 5.15%, 9/15/23	1,260,000	1,444,570

		4,034,329
Utilities - 2.2%
Indianapolis Power & Light Co. (B) (C), 6.05%, 10/1/36	1,555,000	2,137,767
Interstate Power & Light Co., 6.25%, 7/15/39	1,365,000	1,946,191
Nevada Power Co., Series R, 6.75%, 7/1/37	1,600,000	2,292,443
Sierra Pacific Power Co., Series M, 6%, 5/15/16	474,000	501,580
Southwestern Electric Power Co., Series E, 5.55%, 1/15/17	835,000	899,965

		7,777,946

Total Corporate Notes and Bonds ( Cost $48,877,550 )		53,425,347
LONG TERM MUNICIPAL BONDS - 1.3%
General - 1.3%
Dallas/Fort Worth International Airport Revenue, Series G, 5%, 11/1/29	600,000	691,464
District of Columbia Water & Sewer Authority Revenue, Series A, (ASSURED GTY), 5%, 10/1/34	425,000	470,862
Jacksonville FL Sales Tax Revenue, Series A, 5%, 10/1/29	950,000	1,102,247
Northside Independent School District, General Obligation, Series B, (PSF-GTD), 5.741%, 8/15/35	850,000	948,115
Rancho Water District Financing Authority Revenue, Series A, 6.337%, 8/1/40	800,000	931,736
State of Iowa Revenue, 6.75%, 6/1/34	500,000	578,890

		4,723,314

Total Long Term Municipal Bonds ( Cost $4,548,542 )		4,723,314
MORTGAGE BACKED SECURITIES - 9.5%
Fannie Mae - 6.6%
5.5%, 4/1/16 Pool # 745444	39,559	41,583
6%, 5/1/16 Pool # 582558	15,711	15,964
5%, 12/1/17 Pool # 672243	144,357	151,695
4.5%, 9/1/20 Pool # 835465	236,246	249,329
6%, 5/1/21 Pool # 253847	71,917	82,197
3%, 11/1/26 Pool # AB3902	1,194,506	1,254,440
3%, 5/1/27 Pool # AL1715	904,987	950,379
3.5%, 8/1/29 Pool # MA2003	714,765	758,990
7%, 12/1/29 Pool # 762813	34,716	38,526
7%, 11/1/31 Pool # 607515	49,877	59,466
7%, 5/1/32 Pool # 644591	12,032	13,588
5.5%, 10/1/33 Pool # 254904	279,503	316,677
5.5%, 11/1/33 Pool # 555880	771,691	874,239
5%, 5/1/34 Pool # 780890	1,044,133	1,167,424
7%, 7/1/34 Pool # 792636	19,286	20,239
4%, 2/1/35 Pool # MA2177	1,240,854	1,339,390
5%, 9/1/35 Pool # 820347	416,839	472,501
5%, 9/1/35 Pool # 835699	408,464	462,447
5.5%, 9/25/35 Series 2005-79	851,617	960,754
5%, 12/1/35 Pool # 850561	170,564	189,703
5.5%, 9/1/36 Pool # 831820	778,514	894,351
6%, 9/1/36 Pool # 831741	606,764	691,035
5.5%, 10/1/36 Pool # 901723	406,017	457,098
5.5%, 12/1/36 Pool # 903059	555,788	636,748
5.5%, 4/1/40 Pool # AD0926	1,527,474	1,721,593

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015
Diversified Income Fund Portfolio of Investments (unaudited)

4%, 1/1/41 Pool # AB2080	1,118,989	1,206,989
4%, 9/1/41 Pool # AJ1406	1,062,596	1,138,147
4%, 10/1/41 Pool # AJ4046	993,918	1,075,117
3.5%, 6/1/42 Pool # AO4136	1,042,696	1,096,642
3.5%, 6/1/42 Pool # AO4134	762,682	803,918
3.5%, 8/1/42 Pool # AP2133	948,202	997,265
3%, 2/1/43 Pool # AL3072	1,066,938	1,093,846
3%, 2/1/43 Pool # AB8486	1,318,941	1,351,404
4.5%, 2/1/45 Pool # MA2193	993,936	1,089,863

		23,673,547
Freddie Mac - 2.9%
3%, 8/1/27 Pool # J19899	1,032,355	1,087,940
8%, 6/1/30 Pool # C01005	21,312	26,344
6.5%, 1/1/32 Pool # C62333	100,970	116,435
5%, 7/1/33 Pool # A11325	702,317	786,173
5%, 4/1/35 Pool # A32314	107,002	118,513
5%, 4/1/35 Pool # A32315	175,929	196,750
5%, 4/1/35 Pool # A32316	177,684	198,985
5%, 4/1/35 Pool # A32509	96,337	106,728
5%, 1/1/37 Pool # A56371	317,545	352,072
5%, 2/1/39 Pool # G05572	429,976	477,983
3.5%, 11/1/40 Pool # G06168	514,920	540,331
4%, 10/1/41 Pool # Q04092	1,219,015	1,313,725
3%, 9/1/42 Pool # C04233	1,582,678	1,618,593
3%, 4/1/43 Pool # V80025	1,073,525	1,097,781
3%, 4/1/43 Pool # V80026	1,078,117	1,102,350
4%, 1/1/45 Pool # G08624	1,192,369	1,274,739

		10,415,442
Ginnie Mae - 0.0%
6.5%, 4/20/31 Pool # 3068	51,139	61,744

Total Mortgage Backed Securities ( Cost $32,771,061 )		34,150,733
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 16.5%
U.S. Treasury Bonds - 1.2%
6.625%, 2/15/27	2,270,000	3,368,643
3.000%, 5/15/42	1,000,000	1,090,938

		4,459,581
U.S. Treasury Notes - 15.3%
2.500%, 4/30/15	3,750,000	3,757,031
1.375%, 11/30/15	5,000,000	5,038,670
4.500%, 2/15/16	5,550,000	5,754,656
3.250%, 12/31/16	2,500,000	2,619,922
3.125%, 1/31/17	2,000,000	2,095,000
0.500%, 7/31/17	4,000,000	3,984,688
2.375%, 7/31/17	2,000,000	2,079,062
4.250%, 11/15/17	10,600,000	11,557,307
2.750%, 2/15/19	1,300,000	1,377,492
3.125%, 5/15/19	2,000,000	2,151,562
3.625%, 8/15/19	1,750,000	1,924,591
3.375%, 11/15/19	1,000,000	1,091,953
2.625%, 11/15/20	7,400,000	7,839,952
2.000%, 2/15/22	1,750,000	1,786,094
1.750%, 5/15/22	1,750,000	1,754,785

		54,812,765

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015
Diversified Income Fund Portfolio of Investments (unaudited)

Total U.S. Government and Agency Obligations ( Cost $57,046,089 )			59,272,346
		Shares
SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional U.S. Government Money Market Fund		7,314,147	7,314,147

Total Short-Term Investments ( Cost $7,314,147 )			7,314,147

TOTAL INVESTMENTS - 99.5% ( Cost $292,688,352 )			357,491,007
NET OTHER ASSETS AND LIABILITIES - 0.5%			1,748,135

TOTAL NET ASSETS - 100.0%			$359,239,142

*	Non-income producing.
(A)	Floating rate or variable rate note. Rate shown is as of March 31, 2015.
(B)
Security sold within terms of a private placement memorandum exempt from registration under rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors."

(C)	Illiquid security (See Note 2).
(D)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.1% of total net assets.
(E)	In default. Issuer is bankrupt.

ADR	American Depositary Receipt.
ASSURED GTY	Assured Guaranty.
MTN	Medium Term Note.
PLC	Public Limited Company.
PSF-GTD	Permanent School Fund Guaranteed.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015
Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.0%
Consumer Discretionary - 8.5%
Liberty Global PLC *	217,000	$10,808,770
Sony Corp., ADR	278,000	7,444,840
Time Warner Inc.	189,000	15,959,160
Twenty-First Century Fox Inc., Class A	151,000	5,109,840

		39,322,610
Consumer Staples - 10.8%
CVS Health Corp.	175,000	18,061,750
JM Smucker Co./The	74,000	8,564,020
Mondelez International Inc., Class A	154,000	5,557,860
Procter & Gamble Co./The	28,000	2,294,320
Wal-Mart Stores Inc.	191,000	15,709,750

		50,187,700
Energy - 6.8%
Exxon Mobil Corp.	199,000	16,915,000
Marathon Petroleum Corp.	94,000	9,624,660
National Oilwell Varco Inc.	10,000	499,900
Occidental Petroleum Corp.	63,000	4,599,000

		31,638,560
Financials - 25.5%
Capital Markets - 0.7%
Bank of New York Mellon Corp./The	81,000	3,259,440

Commercial Banks - 7.8%
Citigroup Inc.	207,000	10,664,640
US Bancorp	244,000	10,655,480
Wells Fargo & Co.	276,000	15,014,400

		36,334,520
Diversified Financial Services - 3.1%
Berkshire Hathaway Inc., Class B *	101,000	14,576,320

Insurance - 10.3%
American International Group Inc.	243,002	13,314,080
Arch Capital Group Ltd. *	84,000	5,174,400
Markel Corp. *	21,000	16,148,160
MetLife Inc.	9,500	480,225
Travelers Cos. Inc./The	115,000	12,434,950

		47,551,815
Real Estate Management & Development - 3.6%
Brookfield Asset Management Inc., Class A	310,000	16,619,100

		118,341,195
Health Care - 20.2%
Express Scripts Holding Co. *	84,500	7,332,065
Medtronic PLC	174,000	13,570,260
Merck & Co. Inc.	84,000	4,828,320

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015
Large Cap Value Fund Portfolio of Investments (unaudited)

	Pfizer Inc.	555,000	19,308,450
	Quest Diagnostics Inc.	170,000	13,064,500
	Thermo Fisher Scientific Inc.	132,500	17,800,050
	UnitedHealth Group Inc.	151,000	17,861,790

			93,765,435
	Industrials - 15.4%
	Boeing Co./The	131,000	19,660,480
	Danaher Corp.	137,000	11,631,300
	FedEx Corp.	2,000	330,900
	General Electric Co.	61,000	1,513,410
	Masco Corp.	418,000	11,160,600
	Rockwell Collins Inc.	193,000	18,634,150
	United Technologies Corp.	72,000	8,438,400

			71,369,240
	Information Technology - 4.9%
	eBay Inc. *	122,000	7,036,960
	EMC Corp.	77,000	1,968,120
	Microsoft Corp.	11,000	447,205
	Oracle Corp.	312,000	13,462,800

			22,915,085
	Materials - 0.9%
	Crown Holdings Inc. *	77,000	4,159,540

	Telecommunication Service - 1.1%
	Verizon Communications Inc.	105,000	5,106,150

	Utilities - 2.9%
	Duke Energy Corp.	179,000	13,743,620

Total Common Stocks ( Cost $343,057,922 )			450,549,135
	SHORT-TERM INVESTMENTS - 1.9%
	State Street Institutional U.S. Government Money Market Fund	8,628,237	8,628,237

Total Short-Term Investments ( Cost $8,628,237 )			8,628,237

TOTAL INVESTMENTS - 98.9% ( Cost $351,686,159 )			459,177,372
NET OTHER ASSETS AND LIABILITIES - 1.1%			5,075,337

TOTAL NET ASSETS - 100.0%			$464,252,709

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015
Large Cap Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.9%
Consumer Discretionary - 21.3%
Amazon.com Inc. *	13,240	$4,926,604
CBS Corp., Class B	130,205	7,894,329
DIRECTV *	45,965	3,911,621
Discovery Communications Inc., Class C *	195,556	5,764,013
Home Depot Inc./The	54,095	6,145,733
Liberty Global PLC *	115,590	5,757,538
McDonald's Corp.	75,320	7,339,181
Nordstrom Inc.	66,245	5,320,798
Omnicom Group Inc.	70,500	5,497,590
Ross Stores Inc.	32,460	3,419,986
Starbucks Corp.	55,900	5,293,730
TJX Cos. Inc./The	78,305	5,485,265
Walt Disney Co./The	32,840	3,444,588

		70,200,976
Consumer Staples - 7.8%
Costco Wholesale Corp.	37,709	5,712,725
CVS Health Corp.	42,877	4,425,335
Diageo PLC, ADR	37,466	4,142,616
JM Smucker Co./The	39,463	4,567,053
Nestle S.A., ADR	47,655	3,584,638
PepsiCo Inc.	32,725	3,129,164

		25,561,531
Energy - 5.9%
Apache Corp.	68,615	4,139,543
EOG Resources Inc.	54,493	4,996,463
Occidental Petroleum Corp.	61,855	4,515,415
Schlumberger Ltd.	67,565	5,637,624

		19,289,045
Financials - 3.3%
Brookfield Asset Management Inc., Class A	68,916	3,694,587
T. Rowe Price Group Inc.	89,700	7,263,906

		10,958,493
Health Care - 15.2%
Amgen Inc.	51,435	8,221,885
Baxter International Inc.	89,305	6,117,392
Biogen Inc. *	12,865	5,432,118
Celgene Corp. *	46,400	5,348,992
Express Scripts Holding Co. *	68,415	5,936,369
Gilead Sciences Inc. *	84,890	8,330,256
Johnson & Johnson	38,050	3,827,830
UnitedHealth Group Inc.	30,000	3,548,700
Varian Medical Systems Inc. *	35,400	3,330,786

		50,094,328
Industrials - 15.0%
3M Co.	21,137	3,486,548
Boeing Co./The	68,500	10,280,480
Danaher Corp.	56,766	4,819,433

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015
Large Cap Growth Fund Portfolio of Investments (unaudited)

PACCAR Inc.	91,225	5,759,947
Rockwell Collins Inc.	77,190	7,452,694
United Parcel Service Inc., Class B	64,000	6,204,160
United Technologies Corp.	45,678	5,353,462
W.W. Grainger Inc.	25,930	6,114,553

		49,471,277
Information Technology - 26.4%
Communications Equipment - 1.7%
QUALCOMM Inc.	83,000	5,755,220

Computers & Peripherals - 4.8%
Apple Inc.	126,160	15,698,089

Electronic Equipment, Instruments & Components - 1.4%
TE Connectivity Ltd.	66,265	4,745,899

Internet Software & Services - 5.9%
eBay Inc. *	115,222	6,646,005
Google Inc., Class C *	23,055	12,634,140

		19,280,145
IT Services - 3.8%
Accenture PLC, Class A	86,572	8,110,931
Visa Inc., Class A	68,884	4,505,702

		12,616,633
Semiconductors & Semiconductor Equipment - 1.7%
Linear Technology Corp.	122,010	5,710,068

Software - 7.1%
Microsoft Corp.	264,700	10,761,378
Oracle Corp.	289,632	12,497,621

		23,258,999

		87,065,053
Telecommunication Service - 2.0%
Verizon Communications Inc.	138,495	6,735,012

Total Common Stocks ( Cost $213,325,014 )		319,375,715
SHORT-TERM INVESTMENTS - 2.6%
State Street Institutional U.S. Government Money Market Fund	8,460,865	8,460,865

Total Short-Term Investments ( Cost $8,460,865 )		8,460,865

TOTAL INVESTMENTS - 99.5% ( Cost $221,785,879 )		327,836,580
NET OTHER ASSETS AND LIABILITIES - 0.5%		1,680,996

TOTAL NET ASSETS - 100.0%		$329,517,576

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015
Large Cap Growth Fund Portfolio of Investments (unaudited)

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015
Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 91.8%
Consumer Discretionary - 24.1%
Advance Auto Parts Inc.	44,790	$6,704,615
CarMax Inc. *	88,092	6,079,229
Discovery Communications Inc., Class C *	312,945	9,224,054
Liberty Global PLC *	232,134	11,562,594
Liberty Ventures *	72,775	3,057,278
Omnicom Group Inc.	102,270	7,975,015
Ross Stores Inc.	154,359	16,263,264
Sally Beauty Holdings Inc. *	328,430	11,288,139

		72,154,188
Consumer Staples - 0.9%
Brown-Forman Corp., Class B	28,640	2,587,624

Energy - 5.1%
Oceaneering International Inc.	84,670	4,566,253
World Fuel Services Corp.	187,125	10,755,945

		15,322,198
Financials - 23.7%
Arch Capital Group Ltd. *	96,639	5,952,962
Brookfield Asset Management Inc., Class A	249,793	13,391,403
Brown & Brown Inc.	413,665	13,696,448
Glacier Bancorp Inc.	230,988	5,809,348
M&T Bank Corp.	53,357	6,776,339
Markel Corp. *	22,224	17,089,367
WR Berkley Corp.	163,107	8,238,535

		70,954,402
Health Care - 11.8%
Catamaran Corp. *	123,490	7,352,595
DaVita HealthCare Partners Inc. *	106,595	8,664,042
Laboratory Corp. of America Holdings *	82,238	10,369,389
Perrigo Co. PLC	53,498	8,856,594

		35,242,620
Industrials - 17.4%
Colfax Corp. *	120,168	5,735,619
Copart Inc. *	320,086	12,025,631
Expeditors International of Washington Inc.	155,365	7,485,486
Fastenal Co.	142,295	5,895,993
Generac Holdings Inc. *	120,070	5,846,208
IHS Inc., Class A *	55,271	6,287,629
Jacobs Engineering Group Inc. *	193,014	8,716,512

		51,993,078
Information Technology - 5.3%
Amphenol Corp., Class A	115,846	6,826,805
CDW Corp.	246,371	9,174,856

		16,001,661

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015
Mid Cap Fund Portfolio of Investments (unaudited)

Materials - 3.5%
Crown Holdings Inc. *	192,774	10,413,651

Total Common Stocks ( Cost $186,125,648 )		274,669,422

SHORT-TERM INVESTMENTS - 8.3%
State Street Institutional U.S. Government Money Market Fund		24,719,686	24,719,686

Total Short-Term Investments ( Cost $24,719,686 )			24,719,686

TOTAL INVESTMENTS - 100.1% ( Cost $210,845,334 )			299,389,108
NET OTHER ASSETS AND LIABILITIES - (0.1%)			(199,081)

TOTAL NET ASSETS - 100.0%			$299,190,027

*	Non-income producing.

PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015
Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 98.3%
Consumer Discretionary - 8.8%
Ascena Retail Group Inc. *	7,220	$104,762
Cato Corp./The, Class A	2,490	98,604
Fred's Inc., Class A	6,400	109,376
Helen of Troy Ltd. *	2,350	191,502
Stage Stores Inc.	4,810	110,245

		614,489
Consumer Staples - 2.8%
Casey's General Stores Inc.	1,080	97,308
Post Holdings Inc. *	2,160	101,174

		198,482
Energy - 6.5%
Dorian LPG Ltd. *	4,410	57,462
Era Group Inc. *	2,740	57,102
RSP Permian Inc. *	3,500	88,165
Scorpio Tankers Inc.	14,000	131,880
SEACOR Holdings Inc. *	1,270	88,481
Tesco Corp.	3,200	36,384

		459,474
Financials - 19.4%
AMERISAFE Inc.	1,310	60,587
DiamondRock Hospitality Co., REIT	4,969	70,212
Education Realty Trust Inc., REIT	2,233	79,004
First Busey Corp.	9,007	60,257
First Midwest Bancorp Inc.	7,030	122,111
First Niagara Financial Group Inc.	7,307	64,594
Flushing Financial Corp.	3,281	65,850
Hancock Holding Co.	2,400	71,664
International Bancshares Corp.	5,350	139,260
MB Financial Inc.	2,830	88,607
Northwest Bancshares Inc.	7,980	94,563
Primerica Inc.	2,300	117,070
Solar Capital Ltd.	3,410	69,018
Summit Hotel Properties Inc., REIT	5,110	71,898
Webster Financial Corp.	4,980	184,509

		1,359,204
Health Care - 13.3%
Allscripts Healthcare Solutions Inc. *	7,100	84,916
Amsurg Corp. *	1,490	91,665
Charles River Laboratories International Inc. *	1,800	142,722
Corvel Corp. *	1,060	36,474
Haemonetics Corp. *	2,150	96,578
ICON PLC *	1,030	72,646
ICU Medical Inc. *	1,470	136,916
MedAssets Inc. *	3,600	67,752
Phibro Animal Health Corp., Class A	2,300	81,443
STERIS Corp.	1,700	119,459

		930,571

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015
Small Cap Fund Portfolio of Investments (unaudited)

Industrials - 24.9%
ACCO Brands Corp. *	11,540	95,897
Albany International Corp., Class A	3,850	153,037
CIRCOR International Inc.	800	43,760
Cubic Corp.	2,800	144,956
ESCO Technologies Inc.	2,490	97,060
FTI Consulting Inc. *	2,510	94,025
G&K Services Inc., Class A	2,500	181,325
GATX Corp.	2,270	131,615
Luxfer Holdings PLC, ADR	3,200	42,784
Matthews International Corp., Class A	2,340	120,533
Mistras Group Inc. *	3,200	61,632
Mueller Industries Inc.	5,300	191,489
SP Plus Corp. *	4,690	102,477
Steelcase Inc., Class A	3,400	64,396
United Stationers Inc.	3,600	147,564
UTi Worldwide Inc. *	6,200	76,260

		1,748,810
Information Technology - 12.3%
Belden Inc.	2,870	268,517
Coherent Inc. *	1,160	75,354
Diebold Inc.	3,270	115,954
Forrester Research Inc.	3,000	110,340
MAXIMUS Inc.	1,360	90,794
Micrel Inc.	5,800	87,464
ScanSource Inc. *	2,900	117,885

		866,308
Materials - 7.4%
Deltic Timber Corp.	1,470	97,388
Greif Inc., Class A	1,800	70,686
Innospec Inc.	1,800	83,502
Koppers Holdings Inc.	2,300	45,264
Sensient Technologies Corp.	1,900	130,872
Zep Inc.	5,240	89,237

		516,949
Utilities - 2.9%
Laclede Group Inc./The	1,500	76,830
New Jersey Resources Corp.	1,740	54,045
WGL Holdings Inc.	1,260	71,064

		201,939

Total Common Stocks ( Cost $3,905,096 )		6,896,226
SHORT-TERM INVESTMENTS - 2.0%
State Street Institutional U.S. Government Money Market Fund	135,525	135,525

Total Short-Term Investments ( Cost $135,525 )		135,525

TOTAL INVESTMENTS - 100.3% ( Cost $4,040,621 )		7,031,751
NET OTHER ASSETS AND LIABILITIES - (0.3%)		(17,998)

TOTAL NET ASSETS - 100.0%		$7,013,753

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015
Small Cap Fund Portfolio of Investments (unaudited)

*	Non-income producing.

ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015
International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.2%
Australia - 1.9%
BHP Billiton Ltd. (A)	44,610	$1,038,941

Brazil - 2.2%
Estacio Participacoes S.A.	126,787	736,517
Kroton Educacional S.A.	156,080	503,224

		1,239,741
Denmark - 4.0%
Carlsberg AS, Class B (A)	14,419	1,190,636
ISS AS * (A)	32,550	1,025,455

		2,216,091
France - 14.6%
AXA S.A. (A)	50,200	1,265,877
LVMH Moet Hennessy Louis Vuitton SE (A)	7,435	1,312,144
Sanofi (A)	15,269	1,502,486
Schneider Electric SE (A)	21,320	1,658,348
Technip S.A. (A)	18,465	1,119,113
Total S.A. (A)	25,968	1,291,943

		8,149,911
Germany - 2.8%
SAP SE (A)	21,685	1,574,670

Ireland - 2.0%
CRH PLC (A)	42,104	1,091,879

Israel - 2.1%
Teva Pharmaceutical Industries Ltd., ADR	18,385	1,145,385

Japan - 9.8%
Makita Corp. (A)	22,745	1,181,515
Mitsubishi UFJ Financial Group Inc. (A)	234,420	1,451,422
Secom Co. Ltd. (A)	22,143	1,479,767
Seven & I Holdings Co. Ltd. (A)	32,660	1,374,348

		5,487,052
Netherlands - 4.6%
Akzo Nobel N.V. (A)	16,435	1,244,210
ING Groep N.V. * (A)	90,015	1,320,283

		2,564,493
Singapore - 1.9%
DBS Group Holdings Ltd. (A)	73,570	1,088,659

South Korea - 2.6%
Samsung Electronics Co. Ltd. (A)	1,117	1,447,970

Sweden - 2.0%
Telefonaktiebolaget LM Ericsson, Class B (A)	87,834	1,102,303

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015
International Stock Fund Portfolio of Investments (unaudited)

Switzerland - 16.8%
ABB Ltd. * (A)		53,310	1,131,072
Credit Suisse Group AG * (A)		43,100	1,160,327
Nestle S.A. (A)		18,250	1,377,865
Novartis AG (A)		18,573	1,836,668
Roche Holding AG (A)		4,520	1,246,357
Syngenta AG (A)		3,641	1,238,424
TE Connectivity Ltd.		19,000	1,360,780

			9,351,493
United Kingdom - 29.9%
Babcock International Group PLC (A)		81,397	1,187,420
Barclays PLC (A)		331,320	1,188,838
Berendsen PLC (A)		64,400	1,065,501
BG Group PLC (A)		98,038	1,204,361
Compass Group PLC (A)		76,845	1,334,631
Diageo PLC (A)		72,895	2,009,949
GlaxoSmithKline PLC (A)		51,050	1,169,041
HSBC Holdings PLC (A)		118,497	1,008,430
Rolls-Royce Holdings PLC * (A)		81,730	1,153,833
Royal Dutch Shell PLC, Class A (A)		47,308	1,405,939
Standard Chartered PLC (A)		76,745	1,242,635
Tesco PLC (A)		373,556	1,336,852
WPP PLC (A)		59,965	1,359,910

			16,667,340

Total Common Stocks ( Cost $54,879,718 )			54,165,928
SHORT-TERM INVESTMENTS - 2.1%
United States - 2.1%
State Street Institutional U.S. Government Money Market Fund		1,191,521	1,191,521

Total Short-Term Investments ( Cost $1,191,521 )			1,191,521

TOTAL INVESTMENTS - 99.3% ( Cost $56,071,239 )			55,357,449
NET OTHER ASSETS AND LIABILITIES - 0.7%			416,695

TOTAL NET ASSETS - 100.0%			$55,774,144

*	Non-income producing.
(A)
Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Notes 1 & 3).

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015
International Stock Fund Portfolio of Investments (unaudited)

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 3/31/15
Consumer Discretionary	9.4%
Consumer Staples	13.1%
Energy	9.0%
Financials	17.5%
Health Care	12.4%
Industrials	17.7%
Information Technology	9.8%
Materials	8.3%
Money Market Funds	2.1%
Net Other Assets and Liabilities	0.7%

100.0%

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015
Target Retirement 2020 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.9%
Master Fund - 98.8%#
Madison Funds: Madison Target Retirement 2020 Fund Class R6 (A)		6,232,005	$63,254,847

Money Market Funds - 1.1%
State Street Institutional U.S. Government Money Market Fund		698,945	698,945

TOTAL INVESTMENTS - 99.9% ( Cost $57,358,454 )			63,953,792
NET OTHER ASSETS AND LIABILITIES - 0.1%			50,671

TOTAL NET ASSETS - 100.0%			$64,004,463

#	See Note 4 for a complete listing of holdings of the Master Fund.
(A)	Affiliated Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015
Target Retirement 2030 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.0%
Master Fund - 98.7%#
Madison Funds: Madison Target Retirement 2030 Fund Class R6 (A)		8,495,509	$85,719,690

Money Market Funds - 1.3%
State Street Institutional U.S. Government Money Market Fund		1,101,416	1,101,416

TOTAL INVESTMENTS - 100.0% ( Cost $74,642,166 )			86,821,106
NET OTHER ASSETS AND LIABILITIES - 0.0%			32,493

TOTAL NET ASSETS - 100.0%			$86,853,599

#	See Note 4 for a complete listing of holdings of the Master Fund.
(A)	Affiliated Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015
Target Retirement 2040 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.7%
Master Fund - 99.2%#
Madison Funds: Madison Target Retirement 2040 Fund Class R6 (A)		5,925,830	$59,436,074

Money Market Funds - 0.5%
State Street Institutional U.S. Government Money Market Fund		304,987	304,987

TOTAL INVESTMENTS - 99.7% ( Cost $49,806,137 )			59,741,061
NET OTHER ASSETS AND LIABILITIES - 0.3%			206,882

TOTAL NET ASSETS - 100.0%			$59,947,943

#	See Note 4 for a complete listing of holdings of the Master Fund.
(A)	Affiliated Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015
Target Retirement 2050 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.2%
Master Fund - 98.4%#
Madison Funds: Madison Target Retirement 2050 Fund Class R6 (A)		2,241,695	$22,641,121

Money Market Funds - 0.8%
State Street Institutional U.S. Government Money Market Fund		173,746	173,746

TOTAL INVESTMENTS - 99.2% ( Cost $19,546,988 )			22,814,867
NET OTHER ASSETS AND LIABILITIES - 0.8%			188,450

TOTAL NET ASSETS - 100.0%			$23,003,317

#	See Note 4 for a complete listing of holdings of the Master Fund.
(A)	Affiliated Company.

See accompanying Notes to Portfolios of Investments.

Ultra Series Fund | March 31, 2015

1. Portfolio Valuation: The Ultra Series Fund ( the "Trust" and each series of the Trust referred to individually as a "Fund", and collectively, the "Funds") values securities and other investments as follows: Equity securities, including American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price ("NOCP")). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Municipal debt securities are traded via a network among dealers and brokers that connect buyers and sellers. There may be little trading in the secondary market for the particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange ((the "NYSE") usually 4:00 p.m. Eastern Standard Time) on each day on which the NYSE is open for business. NAV per share is determined by dividing each Fund's total net assets by the number of shares of such Fund outstanding at the time of calculation. Because the assets of each Allocation and Target Date Fund consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each Fund is determined based on the NAV's of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Money Market Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange traded options are valued at the mean of the best bid and ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust's Pricing Committee (the "Committee") shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation and Target Date Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair value" any of the investments of these Funds. However, an Underlying Fund may need to "fair value" one or more of its investments, which may, in turn, require an Allocation or Target Date Fund to do the same because of delays in obtaining the Underlying Fund's NAV.

A Fund's investments (or Underlying Fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the Fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating

Ultra Series Fund | March 31, 2015

to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.

In addition to independent fair value decisions made by the Committee noted above, the Committee also engages an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust. Such adjustments to the valuation of foreign securities are applied automatically upon market close if the parameters established are exceeded. A foreign security is also automatically fair valued if the exchange it is traded on is on Holiday.

2. Illiquid Securities: Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market Fund, which limits the investment in illiquid securities to 5% of net assets. An illiquid security is generally defined as any investment that may be difficult to sell within seven days for the price at which the Fund values it. At March 31, 2015, investments in securities of the Core Bond, High Income and Diversified Income Funds include issues that are illiquid. As of that date, the aggregate values of illiquid securities held by the Core Bond, High Income and Diversified Income Funds were $12,249,612, $1,017,500 and $8,273,981, respectively, which represent 4.7%, 2.8% and 2.3% of net assets, respectively. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above. Information concerning the illiquid securities held at March 31, 2015, which includes cost and acquisition date, is as follows:

Ultra Series Fund | March 31, 2015

Security	Acquisition Date	Cost
Core Bond Fund
AARP, Inc.	5/16/02	$2,089,791
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust	5/8/14	400,000
Antero Resources Corp.	3/3/15	300,000
Apollo Management Holdings L.P.	5/27/14	748,060
ERAC USA Finance LLC	12/16/04	2,155,483
First Data Corp.	6/20/14	522,904
Forest Laboratories Inc.	12/5/13	250,000
Glencore Funding LLC	4/22/14	523,585
GreatAmerica Leasing Receivables, Series 2015-1, Class A2	3/11/15	499,979
Helmerich & Payne International Drilling Co.	3/12/15	397,706
Indianapolis Power & Light Co.	10/2/06	994,424
JM Smucker Co./The	3/12/15	299,925
Liberty Mutual Group Inc.	6/13/13	994,596
Sirius XM Radio Inc.	5/1/14	350,000
		$10,526,453

High Income Fund
Boise Cascade Co.	10/17/12	$600,000
Endeavor Energy Resources L.P. /EER Finance Inc.	4/16/14	416,042
		$1,016,042

Diversified Income Fund
AARP, Inc.	5/16/02	$2,089,791
Antero Resources Corp.	3/3/15	200,000
ERAC USA Finance LLC	12/16/04	1,993,821
First Data Corp.	6/20/14	470,613
Indianapolis Power & Light Co.	10/2/06	1,546,330
Volvo Financial Equipment LLC, Series 2014-1A, Class A3	2/25/14	249,961
		$6,550,516

3. Fair Value Measurements: Each Fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

·	Level 1 - unadjusted quoted prices in active markets for identical investments

·
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and

Ultra Series Fund | March 31, 2015

other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

·	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended March 31, 2015, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation. As of March 31, 2015, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of March 31, 2015, in valuing the Funds' investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

Fund[1]	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 03/31/15

Conservative Allocation	$189,736,628	$ —	$ —	$189,736,628

Moderate Allocation	335,572,738	—	—	335,572,738

Aggressive Allocation	120,324,401	—	—	120,324,401

Money Market Fund[2]	728,126	16,077,223	—	16,805,349
Core Bond
Asset Backed Securities	—	4,877,216	—	4,877,216
Commercial Mortgage-Backed Securities	—	1,089,066	—	1,089,066
Corporate Notes and Bonds	—	80,619,597	—	80,619,597
Long Term Municipal Bonds	—	5,165,590	—	5,165,590
Mortgage Backed Securities	—	59,901,729	—	59,901,729
U.S. Government and Agency Obligations	—	104,331,993	—	104,331,993
Short-Term Investments	3,069,570	—	—	3,069,570

	3,069,570	255,985,191	—	259,054,761

Ultra Series Fund | March 31, 2015

High Income
Corporate Notes and Bonds	—	35,231,969	—	35,231,969
Short-Term Investments	1,460,159	—	—	1,460,159

	1,460,159	35,231,969	—	36,692,128
Diversified Income
Common Stocks	192,825,966	—	—	192,825,966
Asset Backed Securities	—	5,161,519	—	5,161,519
Commercial Mortgage-Backed Securities	—	617,635	—	617,635
Corporate Notes and Bonds	—	53,425,347	—	53,425,347
Long Term Municipal Bonds	—	4,723,314	—	4,723,314
Mortgage Backed Securities	—	34,150,733	—	34,150,733
U.S. Government and Agency Obligations	—	59,272,346	—	59,272,346
Short-Term Investments	7,314,147	—	—	7,314,147

	200,140,113	157,350,894	—	357,491,007
Large Cap Value
Common Stocks	450,549,135	—	—	450,549,135
Short-Term Investments	8,628,237	—	—	8,628,237

	459,177,372	—	—	459,177,372
Large Cap Growth
Common Stocks	319,375,715	—	—	319,375,715
Short-Term Investments	8,460,865	—	—	8,460,865

	327,836,580	—	—	327,836,580
Mid Cap
Common Stocks	274,669,422	—	—	274,669,422
Short-Term Investments	24,719,686	—	—	24,719,686

	299,389,108	—	—	299,389,108
Small Cap
Common Stocks	6,896,226	—	—	6,896,226
Short-Term Investments	135,525	—	—	135,525

	7,031,751	—	—	7,031,751
International Stock
Common Stocks
Australia	—	1,038,941	—	1,038,941
Brazil	—	1,239,741	—	1,239,741
Denmark	—	2,216,091	—	2,216,091
France	—	8,149,911	—	8,149,911
Germany	—	1,574,670	—	1,574,670
Ireland	—	1,091,879	—	1,091,879
Israel	1,145,385	—	—	1,145,385
Japan	—	5,487,052	—	5,487,052
Netherlands	—	2,564,493	—	2,564,493

Ultra Series Fund | March 31, 2015

Singapore	—	1,088,659	—	1,088,659
South Korea	—	1,447,970	—	1,447,970
Sweden	—	1,102,303	—	1,102,303
Switzerland	1,360,780	7,990,713	—	9,351,493
United Kingdom	—	16,667,340	—	16,667,340
Short-Term Investments	1,191,521	—	—	1,191,521

	3,697,686	51,659,763	—	55,357,449

Madison Target Retirement 2020[3]	63,953,792	—	—	63,953,792
Madison Target Retirement 2030[3]	86,821,106	—	—	86,821,106
Madison Target Retirement 2040[3]	59,741,061	—	—	59,741,061
Madison Target Retirement 2050[3]	22,814,867	—	—	22,814,867
1 See respective portfolio of investments for underlying holdings in each Fund. For additional information on the underlying funds held in the Allocation and Target Date Funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.
2 At March 31, 2015, all Level 2 securities held are short-term investments. See respective portfolio of investments.
3 Please refer to Note 4 for a list of underlying holdings of the Master Fund held by each respective Ultra Series Target Date Fund.

4. Target Date Funds: The Ultra Series Madison Target Retirement 2020, Ultra Series Madison Target Retirement 2030, Ultra Series Madison Target Retirement 2040 and Ultra Series Madison Target Retirement 2050 Funds seek to achieve their investment objectives by investing in the shares of the corresponding Madison Funds Target Retirement Date Fund series, other than cash required to process shareholder transactions.

The tables below represent the holdings of the underlying Madison Funds series in which the corresponding Ultra Series Madison Target Date Fund invests:

Madison Funds: Madison Target Retirement 2020 Fund Portfolio of Investments (unaudited)1

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.9%
Bond Funds - 59.7%
Baird Aggregate Bond Fund Institutional Shares	347,931	$3,806,362
iShares 20+ Year Treasury Bond ETF	7,281	951,554
iShares 3-7 Year Treasury Bond ETF ^	138,070	17,144,152
iShares 7-10 Year Treasury Bond ETF	46,910	5,084,575
iShares TIPS Bond Fund ETF	8,383	952,225
Metropolitan West High Yield Bond Fund Class I	130,549	1,268,931
Metropolitan West Total Return Bond Fund Class I	345,403	3,802,886
Vanguard Short-Term Corporate Bond ETF	19,772	1,585,912
Vanguard Total Bond Market ETF	38,054	3,172,562

		37,769,159
Foreign Stock Funds - 6.4%
iShares MSCI United Kingdom ETF	16,993	306,044
Vanguard FTSE All-World ex-U.S. ETF	25,775	1,256,015
WisdomTree Europe Hedged Equity Fund	23,770	1,572,148
WisdomTree Japan Hedged Equity Fund	16,917	932,465

Ultra Series Fund | March 31, 2015

		4,066,672
Money Market Funds - 1.0%
State Street Institutional U.S. Government Money Market Fund	614,841	614,841

Stock Funds - 32.8%
iShares Core S&P Mid-Cap ETF	20,785	3,158,904
iShares MSCI EAFE Minimum Volatility ETF	14,281	940,975
PowerShares Buyback Achievers Portfolio ETF	95,569	4,712,508
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	41,322	631,404
Schwab U.S. Dividend Equity ETF	15,983	629,890
SPDR Gold Shares *	11,140	1,266,173
SPDR S&P 500 ETF Trust	38,149	7,875,098
Vanguard Growth ETF	5,876	614,688
Vanguard Health Care ETF	2,331	315,897
Vanguard Information Technology ETF	5,964	635,285

		20,780,822

TOTAL INVESTMENTS - 99.9% ( Cost $57,769,990 )		63,231,494
NET OTHER ASSETS AND LIABILITIES - 0.1%		48,486

TOTAL NET ASSETS - 100.0%		$63,279,980

^	The annual report, prospectus and other information for the iShares 3-7 Year Treasury Bond ETF can be found at: http://www.ishares.com/us/library/financial-legal-tax.
*	Non-income producing.

ETF	Exchange Traded Fund.
1	Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund.

For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Madison Funds: Madison Target Retirement 2030 Fund Portfolio of Investments (unaudited)1

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.9%
Bond Funds - 37.2%
Baird Aggregate Bond Fund Institutional Shares	314,688	$3,442,683
iShares 20+ Year Treasury Bond ETF	9,878	1,290,956
iShares 3-7 Year Treasury Bond ETF	104,065	12,921,751
iShares 7-10 Year Treasury Bond ETF	55,686	6,035,806
iShares TIPS Bond Fund ETF	11,373	1,291,859

Ultra Series Fund | March 31, 2015

Metropolitan West High Yield Bond Fund Class I		88,556	860,764
Metropolitan West Total Return Bond Fund Class I		312,401	3,439,536
Vanguard Total Bond Market ETF		30,976	2,582,469

			31,865,824
Foreign Stock Funds - 9.9%
iShares MSCI United Kingdom ETF		46,924	845,101
Vanguard FTSE All-World ex-U.S. ETF		52,298	2,548,482
WisdomTree Europe Hedged Equity Fund		51,649	3,416,065
WisdomTree Japan Hedged Equity Fund		30,661	1,690,034

			8,499,682
Money Market Funds - 1.0%
State Street Institutional U.S. Government Money Market Fund		850,802	850,802

Stock Funds - 51.8%
iShares Core S&P Mid-Cap ETF		45,133	6,859,313
iShares MSCI EAFE Minimum Volatility ETF		38,542	2,539,533
PowerShares Buyback Achievers Portfolio		149,575	7,375,543
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		112,387	1,717,272
Schwab U.S. Dividend Equity ETF		21,715	855,788
SPDR Gold Shares *		15,107	1,717,062
SPDR S&P 500 ETF Trust		88,380	18,244,284
Vanguard Growth ETF		15,892	1,662,462
Vanguard Health Care ETF		6,302	854,047
Vanguard Information Technology ETF		24,181	2,575,760

			44,401,064

TOTAL INVESTMENTS - 99.9% ( Cost $74,833,090 )			85,617,372
NET OTHER ASSETS AND LIABILITIES - 0.1%			78,635

TOTAL NET ASSETS - 100.0%			$85,696,007

*	Non-income producing.

ETF	Exchange Traded Fund.
1	Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund.

For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Ultra Series Fund | March 31, 2015

Madison Funds: Madison Target Retirement 2040 Fund Portfolio of Investments (unaudited)1

	Shares	Value (Note1)
INVESTMENT COMPANIES - 99.9%
Bond Funds - 27.1%
Baird Aggregate Bond Fund Institutional Shares	109,230	$1,194,971
iShares 20+ Year Treasury Bond ETF	6,827	892,221
iShares 3-7 Year Treasury Bond ETF	57,601	7,152,316
iShares 7-10 Year Treasury Bond ETF	33,034	3,580,555
iShares TIPS Bond Fund ETF	7,860	892,818
Metropolitan West High Yield Bond Fund Class I	61,145	594,331
Metropolitan West Total Return Bond Fund Class I	108,436	1,193,879
Vanguard Total Bond Market ETF	7,136	594,928

		16,096,019
Foreign Stock Funds - 12.0%
iShares MSCI United Kingdom ETF	33,000	594,330
Vanguard FTSE All-World ex-U.S. ETF	49,000	2,387,770
WisdomTree Europe Hedged Equity Fund	40,430	2,674,040
WisdomTree Japan Hedged Equity Fund	27,006	1,488,571

		7,144,711
Money Market Funds - 1.0%
State Street Institutional U.S. Government Money Market Fund	595,574	595,574

Stock Funds - 59.8%
iShares Core S&P Mid-Cap ETF	35,255	5,358,055
iShares MSCI EAFE Minimum Volatility ETF	27,117	1,786,739
PowerShares Buyback Achievers Portfolio	119,990	5,916,707
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	116,099	1,773,988
Schwab U.S. Dividend Equity ETF	22,575	889,681
SPDR Gold Shares *	10,507	1,194,226
SPDR S&P 500 ETF Trust	66,021	13,628,715
SPDR S&P Homebuilders ETF	8,100	298,566
Vanguard Growth ETF	16,535	1,729,726
Vanguard Health Care ETF	6,556	888,469
Vanguard Information Technology ETF	19,568	2,084,383

		35,549,255

TOTAL INVESTMENTS - 99.9% ( Cost $50,624,413 )		59,385,559
NET OTHER ASSETS AND LIABILITIES - 0.1%		51,897

TOTAL NET ASSETS - 100.0%		$59,437,456

Ultra Series Fund | March 31, 2015

*	Non-income producing.

ETF	Exchange Traded Fund.
1	Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund.

For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Ultra Series Fund | March 31, 2015

Madison Funds: Madison Target Retirement 2050 Fund Portfolio of Investments (unaudited)1

	Shares	Value (Note 1)
INVESTMENT COMPANIES - 99.2%
Bond Funds - 17.0%
iShares 20+ Year Treasury Bond ETF	2,608	$340,840
iShares 3-7 Year Treasury Bond ETF	16,358	2,031,173
iShares 7-10 Year Treasury Bond ETF	10,531	1,141,455
iShares TIPS Bond Fund ETF	1,007	114,385
SPDR Barclays Short Term High Yield Bond ETF	7,826	228,519

		3,856,372
Foreign Stock Funds - 15.1%
iShares Global Energy ETF	6,354	226,647
iShares MSCI United Kingdom ETF	12,552	226,061
Vanguard FTSE All-World ex-U.S. ETF	23,283	1,134,581
WisdomTree Europe Hedged Equity Fund	17,170	1,135,624
WisdomTree Japan Hedged Equity Fund ETF	12,377	682,220

		3,405,133
Money Market Funds - 0.3%
State Street Institutional U.S. Government Money Market Fund	71,233	71,233

Stock Funds - 66.8%
iShares Core S&P Mid-Cap ETF	15,018	2,282,436
iShares MSCI EAFE Minimum Volatility ETF	10,291	678,074
PowerShares Buyback Achievers Portfolio ETF	50,488	2,489,563
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares	29,610	452,440
Schwab U.S. Dividend Equity ETF	11,513	453,727
SPDR Gold Shares *	3,992	453,731
SPDR S&P 500 ETF Trust ^	28,235	5,828,551
SPDR S&P Homebuilders ETF	6,219	229,232
Vanguard Growth ETF	6,319	661,031
Vanguard Health Care ETF	3,333	451,688
Vanguard Information Technology ETF	8,562	912,024
Vanguard Mid-Cap Value ETF	2,481	228,029

		15,120,526

TOTAL INVESTMENTS - 99.2% ( Cost $19,662,194 )		22,453,264
NET OTHER ASSETS AND LIABILITIES - 0.8%		178,815

TOTAL NET ASSETS - 100.0%		$22,632,079

* Non-income producing.

Ultra Series Fund | March 31, 2015

^	The annual report, prospectus and other shareholder information for the SPDR S&P 500 ETF Trust can be found at www.spdrs.com/product/fund.seam?ticker=SPY.
ETF	Exchange Traded Fund.
1	Reported on a cash basis and therefore may not include unsettled shareholder trades from the feeder fund.

For additional information on the underlying funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Ultra Series Fund | March 31, 2015

5. Federal Income Tax Information: At March 31, 2015, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, excluding options, as computed on a federal income tax basis for each Fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$13,015,481	$608,372	$12,407,109
Moderate Allocation	38,237,689	327,755	37,909,934
Aggressive Allocation	17,222,645	144,586	17,078,059
Core Bond	18,541,415	4,051,283	14,490,132
High Income	858,562	773,194	85,368
Diversified Income	68,188,407	3,385,752	64,802,655
Large Cap Value	110,301,668	2,810,455	107,491,213
Large Cap Growth	108,630,913	2,580,212	106,050,701
Mid Cap	89,357,597	813,823	88,543,774
Small Cap	3,063,369	72,239	2,991,130
International Stock	3,387,810	4,101,600	(713,790)
Madison Target Retirement 2020	6,595,338	-	6,595,338
Madison Target Retirement 2030	12,178,940	-	12,178,940
Madison Target Retirement 2040	9,934,924	-	9,934,924
Madison Target Retirement 2050	3,267,879	-	3,267,879

6. Investment Risks: Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the Fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, while the Fund has maintained a constant share price since inception, and will continue to try to do so, neither the Investment Adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the Fund's share price from falling below $1.00.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund generally invests at least 80% of its net assets in high yield securities.

The Allocation and Target Date Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each Fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that Fund. Accordingly, these Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Ultra Series Fund | March 31, 2015

Additionally, the Allocation and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the fund(s) selected to fulfill a particular asset class underperforms its peers. Asset allocation risk is the risk that the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

All of the Funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, the funds’ Subadvisers, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds.

In addition to the other risks described above and in the prospectus, you should understand what we refer to as "unknown market risks." While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.

Ultra Series Fund | March 31, 2015

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer determined that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and the principal financial officer as required by Rule 30a-2(a) under the Act are filed herewith.

Ultra Series Fund | March 31, 2015

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ultra Series Fund

By: /s/ Lisa R. Lange

Lisa R. Lange, Chief Compliance Officer

Date: May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Katherine L. Frank

Katherine L. Frank, Principal Executive Officer

Date: May 27, 2015

By: /s/ Greg Hoppe

Greg Hoppe, Principal Financial Officer

Date: May 27, 2015